Fair value measurement - Assets Measured at Fair Value on Nonrecurring Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of loans of underlying collateral	$ (2)	$ (2)
Measured at fair value on a nonrecurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	91	271
Other assets	4	6
Subtotal assets of consolidated investment management funds, at fair value	95	277
Level 1 | Measured at fair value on a nonrecurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	0
Other assets	0	0
Subtotal assets of consolidated investment management funds, at fair value	0	0
Level 2 | Measured at fair value on a nonrecurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	84	97
Other assets	4	6
Subtotal assets of consolidated investment management funds, at fair value	88	103
Level 3 | Measured at fair value on a nonrecurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	7	174
Other assets	0	0
Subtotal assets of consolidated investment management funds, at fair value	$ 7	$ 174